UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2003
                                              ---------------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Krevlin Advisors, LLC
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Address:          650 Madison Avenue, 26th Floor
           --------------------------------------------
                  New York, New York 10022
           --------------------------------------------

           --------------------------------------------

Form 13F File Number: 28- 10404
                         ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Glenn J. Krevlin
           --------------------------------------------
Title:            Managing Member
           --------------------------------------------
Phone:            (212) 610-9055
           --------------------------------------------

Signature, Place, and Date of Signing:

            /s/ Glenn Krevlin         New York, NY          February 12, 2004
           --------------------   ---------------------   ---------------------
               [Signature]            [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
   -------------------      ----------------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           2
                                        -----------------
Form 13F Information Table Entry Total:      50
                                        -----------------
Form 13F Information Table Value Total:      505,721
                                        -----------------
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number        Name

      01          28- N/A                      GJK Capital Management, LLC
      --------        -------------------     ----------------------------------

      02          28- N/A                      Glenhill Overseas Management, LLC
      --------        -------------------     ----------------------------------

                           FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2  COLUMN 3      COLUMN 4         COLUMN 5            COLUMN 6   COLUMN 7         COLUMN 8
        --------             --------  --------      --------         --------            --------   --------         --------
     Name of Issuer          Title of  CUSIP          Value    Shares or   Sh/Prn  Put/  Investment    Other     Voting Authority
                               Class                 (x$1000)   Prn Amt            Call  Discretion   Managers    Sole  Shared  None

Albertson'S Inc                 COM    013104 10 4    9,898      437,000      Sh          Sole                   437,000
Armstrong Holdings Inc          COM    042384 10 7    552        506,268      Sh          Sole                   506,268
Activcard Corp                  COM    00506J 10 7    6,304      800,000      Sh          Sole                   800,000
Anntaylor Stores Corp           COM    036115 10 3    11,357     291,200      Sh          Sole                   291,200
Anthem Inc                      COM    03674B 10 4    16,913     225,500      Sh          Sole                   225,500
Bed Bath & Beyond Inc           COM    075896 10 0    4,287      98,900       Sh          Sole                   98,900
Computer Associates Intl Inc    COM    204912 10 9    4,785      175,000      Sh          Sole                   175,000
Career Education Corp           COM    141665 10 9    10,063     250,000      Sh          Sole                   250,000
Coolbrands International Inc    COM    21639P 20 8    16,920     1,294,400    Sh          Sole                   1,294,400
Cole National Corp              COM    193290 10 3    7,448      372,400      Sh          Sole                   372,400
Dynamex Inc                     COM    26784F 10 3    1,338      111,500      Sh          Sole                   111,500
Dick'S Sporting Goods Inc       COM    253393 10 2    2,584      53,100       Sh          Sole                   53,100
Electronic Arts Inc             COM    285512 10 9    20,126     422,100      Sh          Sole                   422,100
Family Dollar Stores            COM    307000 10 9    15,827     441,100      Sh          Sole                   441,100
Foot Locker Inc                 COM    344849 10 4    11,748     501,000      Sh          Sole                   501,000
Guess? Inc                      COM    401617 10 5    8,667      718,100      Sh          Sole                   718,100
Hughes Electronics Corp         COM    444418 10 7    3,327      201,029      Sh          Sole                   201,029
Hunter Douglas Nv               COM    529181 0       15,847     339,874      Sh          Sole                   339,874
Information Resources-Rts       COM    45676E 10 7    3,434      1,907,757    Sh          Sole                   1,907,757
J. Jill Group Inc               COM    466189 10 7    12,811     1,007,984    Sh          Sole                   1,007,984
Laidlaw International           COM    50730R 10 2    24,627     1,780,672    Sh          Sole                   1,780,672
Magna Entertainment -Cl A       COM    559211 10 7    2,922      578,600      Sh          Sole                   578,600
M & F Worldwide Corp            COM    552541 10 4    9,446      707,000      Sh          Sole                   707,000
Mi Developments Inc-Cl A        COM    55304X 10 4    8,348      299,000      Sh          Sole                   299,000
Moore Wallace Inc               COM    615857 10 9    23,738     1,267,400    Sh          Sole                   1,267,400
Newhall Land & Farming Co-Lp    COM    651426 10 8    4,054      100,400      Sh          Sole                   100,400

        COLUMN 1             COLUMN 2  COLUMN 3      COLUMN 4         COLUMN 5            COLUMN 6   COLUMN 7         COLUMN 8
        --------             --------  --------      --------         --------            --------   --------         --------
     Name of Issuer          Title of  CUSIP          Value    Shares or   Sh/Prn  Put/  Investment    Other     Voting Authority
                               Class                 (x$1000)   Prn Amt            Call  Discretion   Managers    Sole  Shared  None

Nokia Corp-Spon Adr             COM    654902 20 4    17,000     1,000,000    Sh          Sole                   1,000,000
Ntl Inc                         COM    62940M 10 4    11,650     167,022      Sh          Sole                   167,022
News Corp Ltd -Spons Adr Prf    COM    652487 80 2    680        22,484       Sh          Sole                   22,484
Opinion Research Corp           COM    683755 10 2    1,426      223,800      Sh          Sole                   223,800
Overstock.Com Inc               COM    690370 10 1    24,868     1,251,539    Sh          Sole                   1,251,539
Pep Boys-Manny Moe & Jack       COM    713278 10 9    41,196     1,801,300    Sh          Sole                   1,801,300
Puradyn Filter Technologies     COM    746091 10 7    1,560      750,000      Sh          Sole                   750,000
Pathmark Stores Inc             COM    70322A 10 1    6,415      844,060      Sh          Sole                   844,060
Reader'S Digest Association     COM    755267 10 1    17,388     1,186,100    Sh          Sole                   1,186,100
Restoration Hardware Inc        COM    760981 10 0    4,324      918,000      Sh          Sole                   918,000
Schindler Holding-Part Cert     COM    733750 7       3,630      14,957       Sh          Sole                   14,957
Sco Group Inc/The               COM    78403A 10 6    5,151      303,000      Sh          Sole                   303,000
Silgan Holdings Inc             COM    827048 10 9    4,123      97,000       Sh          Sole                   97,000
Sola International Inc          COM    834092 10 8    16,151     859,100      Sh          Sole                   859,100
Supervalu Inc                   COM    868536 10 3    13,231     462,800      Sh          Sole                   462,800
Tyco International Ltd          COM    902124 10 6    39,321     1,483,800    Sh          Sole                   1,483,800
Westjet Airlines Ltd            COM    960410 10 8    18,220     830,300      Sh          Sole                   830,300
Yellow Roadway Corp             COM    985577 10 5    20,020     553,500      Sh          Sole                   553,500
January 04 Calls On Cc Us       COM    172737 9A V    20         4,000        Sh    Call  Sole                   4,000
July 04 Calls On Cc Us          COM    172737 9G B    310        2,000        Sh    Call  Sole                   2,000
July 04 Calls On Cc Us          COM    172737 9G V    131        1,877        Sh    Call  Sole                   1,877
January 04 Puts on JNPR US      COM    48203R 1M D    225        1,500        Sh    Put   Sole                   1,500
January 04 Puts on QQQ US       COM    631100 1M H    502        33,500       Sh    Put   Sole                   33,500
January 05 Calls On Tyc Us      COM    901918 9A F    810        4,500        Sh    Call  Sole                   4,500